Consolidated Balance Sheets - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Current Assets
Cash and cash equivalents	$ 1,170,837	$ 2,320,389
Restricted cash	13,507	137
Short-term investment	43,733	568,467
Loans receivable	400,000
Accounts receivable	9,177	39,347
Inventory, net	955,453	628,187
Advances to suppliers	745,859	392,776
Other receivables and other current assets	2,133,966	999,730
Assets related to discontinued operation		355,974
Total Current Assets	10,471,777	12,248,396
Non-Current Assets
Property, plant and equipment, net	339,574	636,987
Intangible assets, net	11,828	12,393
Other non-current assets	26,725	29,115
Operating lease right of use asset	540,172	725,903
Assets related to discontinued operation		42,040
Total Non-Current Assets	918,299	3,077,778
Total Assets	11,390,076	15,326,174
Current Liabilities
Accruals and other payables	1,971,038	278,443
Accounts payable	328
Due to related parties	749,825	6,849
Convertible debenture		2,835,400
Taxes payable	2,686,879	2,643,268
Operating lease liabilities – current	201,741	374,676
Contract liability	1,047,079	1,343,442
Liability related to discontinued operation		823,937
Total Current Liabilities	6,728,526	8,334,530
Non-Current Liabilities
Operating lease liabilities - non-current	189,351	393,509
Deferred income	172,883	236,290
Liability related to discontinued operation		130,131
Total Non-Current Liabilities	362,234	910,424
Total Liabilities	7,090,760	9,244,954
Commitments and Contingencies
Shareholders’ Equity
Ordinary shares, $0.00195 par value; (150,000,000 shares authorized, 4,065,609 and 1,363,640 shares issued and outstanding as of October 31, 2023 and 2022, respectively)	7,928	2,659
Additional paid-in capital	23,467,575	15,466,119
Statutory reserve	891,439	891,439
Accumulated deficit	(18,660,133)	(9,342,111)
Accumulated other comprehensive loss	(1,477,025)	(1,074,299)
Total equity attributable to Jiuzi Holdings, Inc.	4,229,784	5,943,807
Non-controlling interest	69,532	137,413
Total Equity	4,299,316	6,081,220
Total Liabilities and Shareholders’ Equity	11,390,076	15,326,174
Related Party
Current Assets
Loans receivable - related party	4,367,385	6,661,290
Accounts receivable - related party	158,197	214,946
Due from related parties	473,663	67,153
Non-Current Assets
Loans receivable from related parties, net		1,631,340
Current Liabilities
Accounts payable – related party	6,970	6,986
Contract liability - related party	$ 64,666	21,529
Non-Current Liabilities
Contract liability		$ 150,494